SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1

BASIS OF PREPARATION

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements are presented in Chinese Yuan (“CNY”) and all values are rounded to the nearest thousand, except when otherwise indicated. US$ indicates U.S. dollars.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries for the year ended December 31, 2019.

A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar right of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)

 the contractual arrangement with the other vote holders of the investee;

(b)

 rights arising from other contractual arrangements; and

(c)

 the Group’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases. All significant intercompany accounts and transactions have been eliminated in full.

Profit or loss and each component of other comprehensive income are attributed to owners of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes (i) the assets (including goodwill) and liabilities of the subsidiary, (ii) the carrying amount of any non-controlling interest and (iii) the cumulative translation differences recorded in equity; and recognizes (i) the fair value of the consideration received, (ii) the fair value of any investment retained and (iii) any resulting surplus or deficit in profit or loss. The Group’s share of components previously recognized in other comprehensive income is reclassified to profit or loss or retained earnings, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

Going concern

As of December 31, 2019 and 2018, the Group had net current liabilities of CNY28.38 million (US$4.08 million) and CNY22.07 million, and shareholders’ deficiency in assets of CNY27.55 million (US$3.96 million) and CNY21.80 million, respectively. In view of these circumstances, the directors have given consideration to the future liquidity and performance of the Group and its available sources of financing in assessing whether the Group will have sufficient financial resources to continue as a going concern. The Group has obtained letters from each of Feishang Group and Feishang Enterprise Group Company Limited (“Feishang Enterprise”), entities controlled by Mr. Li Feilie, the principal beneficial shareholder of the Company, which state that Feishang Group and Feishang Enterprise would provide continuous financial support to the Group in relation to the going concern of its operations, and will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. Feishang Enterprise’s letter also states that it will pay debts on behalf of the Group when needed. Accordingly, in the opinion of the directors, it is appropriate for the consolidated financial statements to be prepared on a going concern basis.

2.2

CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following new and revised IFRSs for the first time for the current year's financial statements.

Amendments to IFRS 9	Prepayment Features with Negative Compensation
IFRS 16	Leases
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures
IFRIC 23	Uncertainty over Income Tax Treatments
Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23	Annual Improvements to IFRSs 2015-2017 Cycle

Except for the amendments to IFRS 9, IAS 19 and IAS 28, and Annual Improvements to IFRSs 2015-2017 Cycle, which are not relevant to the preparation of the Group’s financial statements, the nature and the impact of the new and revised IFRSs are described below:

(a)

IFRS 16 replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases - Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model to recognize and measure right-of-use assets and lease liabilities, except for certain recognition exemptions. Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 did not have any significant impact on leases where the Group is the lessor.

The Group has adopted IFRS 16 using the modified retrospective method with the date of initial application of January 1, 2019.  Under this method, the standard has been applied retrospectively with the cumulative effect of initial adoption recognized as an adjustment to the opening balance of retained profits at January 1, 2019, and the comparative information for 2018 was not restated and continued to be reported under IAS 17 and related interpretations.

New definition of a lease

Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to obtain substantially all of the economic benefits from use of the identified asset and the right to direct the use of the identified asset. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application.  Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed.  Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

As a lessee – Leases previously classified as operating leases

Nature of the effect of adoption of IFRS 16

The Group has lease contracts for items of office buildings. As a lessee, the Group previously classified leases as either finance leases or operating leases based on the assessment of whether the lease transferred substantially all the rewards and risks of ownership of assets to the Group. Under IFRS 16, the Group applies a single approach to recognize and measure right-of-use assets and lease liabilities for all leases, except for two elective exemptions for leases of low-value assets (elected on a lease-by-lease basis) and leases with a lease term of 12 months or less (“short-term leases”) (elected by class of underlying asset).  Instead of recognizing rental expenses under operating leases on a straight-line basis over the lease term commencing from January 1, 2019, the Group recognizes depreciation (and impairment, if any) of the right-of-use assets and interest accrued on the outstanding lease liabilities (as finance costs).

Impacts on transition

Lease liabilities at January 1, 2019 were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at January 1, 2019 and included in lease liabilities. The right-of-use assets for most leases were measured at the amount of the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the statement of financial position immediately before January 1, 2019.

All these assets were assessed for any impairment based on IAS 36 on that date. The Group elected to present the right-of-use assets separately in the statement of financial position.

The Group has used the following elective practical expedients when applying IFRS 16 at January 1, 2019:

·

Applying the short-term lease exemptions to leases with a lease term that ends within 12 months at the date of initial application;

·

Using hindsight in determining the lease term where the contract contains options to extend or terminate the lease; and

·

Excluding the initial direct costs from the measurement of the right-of-use assets at the date of initial application.

The impacts arising from the adoption of IFRS 16 as of January 1, 2019 are as follows:

Increase
CNY

Assets
Increase in right-of-use assets	1,803

Increase in total assets	1,803

Liabilities
Increase in the non-current portion of lease liabilities	593
Increase in the current portion of lease liabilities	1,210

Increase in total liabilities	1,803

The lease liabilities as of January 1, 2019 reconciled to the operating lease commitments as of December 31, 2018 are as follows:

CNY

Operating lease commitments as of December 31, 2018	1,891
Weighted average incremental borrowing rate as of January 1, 2019	4.75%

Discounted operating lease commitments as of January 1, 2019	1,803

Lease liabilities as of January 1, 2019	1,803

(b)

IFRIC 23 addresses the accounting for income taxes (current and deferred) when tax treatments involve uncertainty that affects the application of IAS 12 (often referred to as “uncertain tax positions”).  The interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.  The interpretation specifically addresses (i) whether an entity considers uncertain tax treatments separately; (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities; (iii) how an entity determines taxable profits or tax losses, tax bases, unused tax losses, unused tax credits and tax rates; and (iv) how an entity considers changes in facts and circumstances. The interpretation has had no significant impact on the Group’s financial statements.

2.3

ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS

The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these financial statements:

Amendments to IFRS 3	Definition of a Business [1]
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform [1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [4]
IFRS 17	Insurance Contracts [2]
Amendments to IAS 1 and IAS 8	Definition of Material [1]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current [3]
Amendment to IFRS 16	Covid-19-Related Rent Concessions [4]

———————

[1]

Effective for annual periods beginning on or after January 1, 2020

[2]

Effective for annual periods beginning on or after January 1, 2021

[3]

Effective for annual periods beginning on or after January 1, 2022

[4]

No mandatory effective date yet determined but available for adoption

Further information about those IFRSs that are expected to be applicable to the Group is described below.

Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business. The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs. The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs. Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs. The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities. Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. The Group expects to adopt the amendments prospectively from January 1, 2020. Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Group will not be affected by these amendments on the date of transition.

Amendments to IFRS 9, IAS 39 and IFRS 7 address the effects of interbank offered rate reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark. In addition, the amendments require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments are effective for annual periods beginning on or after January 1, 2020. Early application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The previous mandatory effective date of amendments to IFRS 10 and IAS 28 was removed by the IASB in December 2015 and a new mandatory effective date will be determined after the completion of a broader review of accounting for associates and joint ventures.  However, the amendments are available for adoption now.

Amendments to IAS 1 and IAS 8 provide a new definition of material.  The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.  The amendments clarify that materiality will depend on the nature or magnitude of information.  A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. The Group expects to adopt the amendments prospectively from January 1, 2020.  The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 1 issued in January 2020 amend the criteria for determining whether to classify a liability as current or non-current. The entity’s right to defer settlement of a liability for at least twelve months after the reporting period and the definition of settlement are considered when making the classification of a liability. The amendments clarify that classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability for at least twelve months after the reporting period. The Group expects to adopt the amendments retrospectively from January 1, 2022. The amendments are not expected to have any significant impact on the Group’s financial statements.

The amendment to IFRS 16 provides relief to lessees from applying the IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the COVID-19 pandemic. The Group expects to adopt the amendment from January 1, 2020. The amendment is not expected to have any significant impact on the Group’s financial statements.

2.4

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)

Business combinations

Business combinations are accounted for using the acquisition method. The consideration transferred is measured at the acquisition date fair value which is the sum of the acquisition date fair values of assets transferred by the Group, liabilities assumed by the Group to the former owner of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of net assets in the event of liquidation at fair value or at the proportionate share of the acquiree’s identifiable net assets. All other components of non-controlling interests are measured at fair value. Acquisition-related costs are expensed as incurred.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date. This includes the separation of embedded derivatives in host contracts of the acquiree.

If the business combination is achieved in stages, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date through the consolidated statement of profit or loss.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability is measured at fair value with changes in fair value recognized in profit or loss. If the contingent consideration is not within the scope of IAS 39, it is measured in accordance with the appropriate IFRSs. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable net assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets of the subsidiary acquired, the difference is, after reassessment, recognized in the consolidated statement of profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as of December 31. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Impairment is determined by assessing the recoverable amount of the cash-generating unit (group of cash-generating units) to which the goodwill relates. Where the recoverable amount of the cash-generating unit (group of cash-generating units) is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period.

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

(b)

Related parties

A party is considered to be related to the Group if:

(1)

the party is a person or a close member of that person’s family and that person

(i)

has control or joint control over the Group;

(ii)

has significant influence over the Group; or

(iii)

is a member of the key management personnel of the Group or of a parent of the Group;

or

(2)

the party is an entity where any of the following conditions applies:

(i)

the entity and the Group are members of the same group;

(ii)

one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)

the entity and the Group are joint ventures of the same third party;

(iv)

one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)

the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;

(vi)

the entity is controlled or jointly controlled by a person identified in (1);

(vii)

a person identified in (1)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)

the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

(c)

Property, plant and equipment and depreciation

Property, plant and equipment are comprised of buildings, mining structures, mining rights, machinery and equipment, motor vehicles, exploration rights and construction in progress.

Exploration rights are capitalized and amortized over the term of the license granted to the Group by the authorities.

When proved and probable mineral reserves have been determined, costs incurred to develop mines are capitalized as part of the cost of the mining structures.

Buildings, mining structures, machinery and equipment, and motor vehicles are stated at cost less accumulated depreciation and any impairment losses. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation for the following items is calculated on the straight-line basis over each asset’s estimated useful life down to the estimated residual value of each asset.

Estimated useful lives are as follows:

Buildings	8 - 35 years
Machinery and equipment	3 - 15 years
Motor vehicles	4 - 8 years

Residual values, useful lives and the depreciation method are reviewed and, adjusted if appropriate, at each reporting date.

When properties are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any profit or loss on disposition is recognized in the statement of profit or loss.

Construction in progress is carried at cost and is to be depreciated when placed into service over the estimated useful lives or units of production of those assets. Construction costs are capitalized as incurred. Interest is capitalized as incurred during the construction period.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to the statement of profit or loss in the period in which it is incurred.  In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement.  Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

(d)

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	–	based on quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2	–	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly
Level 3	–	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

(e)

Exploration and evaluation costs

Exploration and evaluation assets include topographical and geological surveys, exploratory drilling, sampling and trenching and activities in relation to commercial and technical feasibility studies, and expenditure incurred to secure further mineralization in existing bodies and to expand the capacity of a mine. Expenditure incurred prior to acquiring legal rights to explore an area is expensed as incurred.

Once the exploration right to explore has been acquired, exploration and evaluation expenditure is charged to the consolidated statement of profit or loss as incurred, unless a future economic benefit is more likely than not to be realized. Exploration and evaluation assets acquired in a business combination are initially recognized at fair value. They are subsequently stated at cost less accumulated impairment.

When it can be reasonably ascertained that a mining property is capable of commercial production, exploration and evaluation costs are transferred to tangible or intangible assets according to the nature of the exploration and evaluation assets. If any project is abandoned during the evaluation stage, the total expenditure thereon will be written off.

(f)

Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than inventories and financial assets), the asset's recoverable amount is estimated. An asset's recoverable amount is the higher of the asset's or cash-generating unit's value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to the statement of profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to the statement of profit or loss in the period in which it arises, unless the asset is carried at a revalued amount, in which case the reversal of the impairment loss is accounted for in accordance with the relevant accounting policy for that revalued asset.

(g)

Investments and other financial assets

The Group’s financial assets within the scope of IFRS 9 are all classified as financial assets at amortized cost. All financial assets are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial assets.

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.  With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out in Note 2.4(o) “Revenue recognition” below.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.  Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the statement of profit or loss when the asset is derecognized, modified or impaired.

(h)

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

·	the rights to receive cash flows from the asset have expired; or
·

the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group's continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

(i)

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as of the reporting date with the risk of a default occurring on the financial instrument as of the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables which apply the simplified approach as detailed below:

Stage 1	–	Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs
Stage 2	–

Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3	–

Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

(j)

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade payables, and financial liabilities included in other payables and accrued liabilities.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Financial liabilities at amortized cost (loans and borrowings)

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the statement of profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the statement of profit or loss.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the statement of profit or loss.

(k)

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

(l)

Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short-term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short-term maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.

(m)

Employee benefits

Pension obligations

The Group contributes on a monthly basis to various defined contribution retirement benefit plans administered by the People’s Republic of China (“PRC”) government. The relevant government agencies undertake to assume the retirement benefit obligation payable to all existing and future retired employees under these plans and the Group has no further obligation for post-retirement benefits beyond the contributions made. Further information is set out in Note 12 to the consolidated financial statements.

Housing funds

All full-time employees of the Group are entitled to participate in various government-sponsored housing funds. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees. The Group's liability in respect of these funds is limited to the contributions payable in each year.

(n)

Borrowing costs

Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds. Borrowing costs directly relating to the acquisition, construction or production of a qualifying asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective asset. The capitalization of such borrowing costs ceases when the asset is substantially ready for their intended use or sale. All other borrowing costs are expensed in the period in which they are incurred.

(o)

Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration to which the Group will be entitled in exchange for transferring the goods or services to the customer is estimated. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved.

When the contract contains a financing component which provides the customer with the significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group with a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15.

Trading of copper ore

The Group purchases copper ore from third-party suppliers and then resells to a third-party trading company. Revenue is recognized on a gross basis, and at a point in time when control of the asset is transferred to the customer, upon delivery of the copper ore to the customer.

Other income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

(p)

Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the period in which the costs, for which it is intended to compensate, are expensed.

Where the grant relates to an asset, the fair value is credited to a deferred income account and is released to the consolidated statement of profit or loss over the expected useful life of the relevant asset by equal annual installments or deducted from the carrying amount of the asset and released to the consolidated statement of profit or loss by way of a reduced depreciation charge.

(q)

Income taxes

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either as other comprehensive income or loss, or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantially enacted, by the end of the reporting date, taking into consideration interpretations and practices prevailing in the countries where the Group operates and generates taxable income.

Deferred tax is provided, using the liability method, on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

·

when the deferred tax liability arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

·

in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:

·

where the deferred tax assets relating to the deductible temporary differences arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

·

in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it is probable or that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

(r)

Foreign currencies

The functional currency of substantially all the operations of the Group is the CNY, the national currency of the PRC. Transactions denominated in currencies other than the CNY recorded by the entities of the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in other currencies have been translated into CNY at the functional currency rates of exchange prevailing at the end of the reporting period. The resulting exchange gains or losses are credited or charged to the consolidated statement of profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the date of the initial transactions.

The consolidated financial statements of certain overseas subsidiary operations with a functional currency other than the CNY have been translated into CNY. The assets and liabilities of these entities have been translated using the exchange rates prevailing at the reporting date and their consolidated statements of profit or loss have been translated using the weighted average exchange rate for the year. Resulting translation adjustments are reported as a separate component of other comprehensive income.

On disposal of a foreign operation, the deferred cumulative amount recognized in equity relating to that particular foreign operation is recognized in the consolidated statement of profit or loss.

(s)

Convenience translation

The consolidated financial statements are stated in CNY. The translation of amounts from CNY into US$ is supplementary information and is included solely for the convenience of the readers and has been made at the rate of exchange quoted by www.ofx.com on December 31, 2019 of US$1.00 = CNY6.9632. No representation is made that the CNY amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or at any other date.

(t)

Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in the consolidated statement of profit or loss.

(u)

Leases

(i)

Applicable from January 1, 2019

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities for obligations to make lease payments and right-of-use assets representing the right to use the underlying assets.

At inception or on reassessment of a contract that contains a lease component and a non-lease component, the Group adopts the practical expedient not to separate the non-lease component and to account for the lease component and the associated non-lease component (e.g., property management services for leases of properties) as a single lease component.

(1)

Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (that is, the date the underlying asset is available for use).  Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Buildings	1 - 5 years

If ownership of the leased asset transfers to the Group by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

(2)

Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.  In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(3)

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option).

Lease payments on short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.

(ii)

Applicable before January 1, 2019

Leases that transfer substantially all the rewards and risks of ownership of assets to the Group, other than legal title, are accounted for as finance leases. At the inception of a finance lease, the cost of the leased asset is capitalized at the lower of its fair value of the present value of the minimum lease payments and recorded together with the obligation, excluding the interest element, to reflect the purchase and financing. Assets held under capitalized finance leases are included in property, plant and equipment, and depreciated over the shorter of the lease terms and the estimated useful lives of the assets. The finance costs of such leases are charged to the consolidated statement of profit or loss so as to provide a constant periodic rate of charge over the lease terms.

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Where the Group is the lessee, rentals payable under operating leases net of any incentives received from the lessor are charged to the consolidated statement of profit or loss on the straight-line basis over the lease terms.

Prepaid land lease payments under operating leases are initially stated at cost and subsequently recognized on the straight-line basis over the lease terms.

(v)

Dividends

Final dividends are recognized as a liability when they are approved by the directors in a general meeting.

Interim dividends are simultaneously proposed and declared, because the Company's memorandum and articles of association grant the directors the authority to declare interim dividends. Consequently, interim dividends are recognized immediately as a liability when they are proposed and declared.

2.5

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of the consolidated financial statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect on the amounts recognized in the financial statements.

Principal versus agent consideration

The Group purchases copper ore from third-party suppliers which it then resells to a third-party trading company. The Group determined that it has control of the goods before the goods are transferred to the customer, and it has the ability to direct the use of the copper ore or obtain benefits from the copper ore. The Group determined that it is a principal in the transactions since it has exposure to the significant risks and rewards associated with the sale of the goods. Thus, the revenue arrangements should be recognized at the gross amount.

In addition, the Group concluded that it transfers inventory, at a point in time, upon the collection by the customer of the copper ore.